UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clover Partners, L.P.
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-11032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel S. Moore
Title:     Partner
Phone:     214.273.5200

Signature, Place, and Date of Signing:

 /s/ Samuel S. Moore     Dallas, Texas/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $116,099 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE BANCORP INC PA NEW    COM              01890A108     2053   153790 SH       SOLE                   153790
BERKSHIRE HILLS BANCORP INC    COM              084680107      849    33249 SH       SOLE                    33249
BROOKLINE BANCORP INC DEL      COM              11373M107     1792   196078 SH       SOLE                   196078
CAPITOL FED FINL INC           COM              14057J101     4129   342060 SH       SOLE                   342060
CHICOPEE BANCORP INC           COM              168565109     8259   488706 SH       SOLE                   488706
COMERICA INC                   COM              200340107      207     5763 SH       SOLE                     5763
CONNECTONE BANCORP INC         COM              20786U101     2750    88000 SH       SOLE                    88000
FOX CHASE BANCORP INC NEW      COM              35137T108     8579   507932 SH       SOLE                   507932
HAMPDEN BANCORP INC            COM              40867E107     6059   377732 SH       SOLE                   377732
HERITAGE COMMERCE CORP         COM              426927109     4399   653652 SH       SOLE                   653652
HERITAGE FINL GROUP INC        COM              42726X102     7437   513604 SH       SOLE                   513604
HILLTOP HOLDINGS INC           COM              432748101     2712   201062 SH       SOLE                   201062
INVESTORS BANCORP INC          COM              46146P102     4765   253732 SH       SOLE                   253732
MERIDIAN INTERSTAT BANCORP I   COM              58964Q104     4834   257839 SH       SOLE                   257839
METRO BANCORP INC PA           COM              59161R101     4577   276700 SH       SOLE                   276700
METROCORP BANCSHARES INC       COM              591650106     4314   427560 SH       SOLE                   427560
NORTHFIELD BANCORP INC DEL     COM              66611T108     5231   460435 SH       SOLE                   460435
OBA FINL SVCS INC              COM              67424G101     3603   189617 SH       SOLE                   189617
OCEAN SHORE HLDG CO NEW        COM              67501R103     2720   181310 SH       SOLE                   181310
OMNIAMERICAN BANCORP INC       COM              68216R107    10746   425087 SH       SOLE                   425087
ORITANI FINL CORP DEL          COM              68633D103     1939   125161 SH       SOLE                   125161
PEOPLES UNITED FINANCIAL INC   COM              712704105       32     2370 SH       SOLE                     2370
ROMA FINANCIAL CORP            COM              77581P109       29     1800 SH       SOLE                     1800
SI FINL GROUP INC MD           COM              78425V104      429    35500 SH       SOLE                    35500
SIMPLICITY BANCORP             COM              828867101     4124   274397 SH       SOLE                   274397
SOUTHWEST BANCORP INC OKLA     COM              844767103     3509   279412 SH       SOLE                   279412
SWS GROUP INC                  COM              78503N107      276    45702 SH       SOLE                    45702
TERRITORIAL BANCORP INC        COM              88145X108     4344   182694 SH       SOLE                   182694
UNITED FINANCIAL BANCORP INC   COM              91030T109     1825   120039 SH       SOLE                   120039
VIEWPOINT FINL GROUP INC MD    COM              92672A101     9577   476231 SH       SOLE                   276231